Description of Plan (Details) - EBP 016	12 Months Ended		24 Months Ended
	Dec. 31, 2025 USD ($) Year	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate	5.00%
Catch-up age | Year	50
Matching percentage	100.00%
Participant compensation matched, percentage	5.00%
Contribution allocation increment, percentage	1.00%
Employer contribution vesting, per year of service, percentage	25.00%
Employer contribution vesting, service period	4 years
Employer contribution vesting percentage, maximum	100.00%
Involuntary cash-out limit	$ 7,000
Retirement age | Year	65
Maximum borrowing, amount	$ 50,000		$ 50,000
Maximum borrowing, to total account, percentage	50.00%		50.00%
General loan, borrowing term	5 years
Forfeited nonvested account	$ 28,339	$ 30,416	$ 28,339
Employer contributions receivable	0	18,515	$ 0
Forfeited nonvested account, decrease from remittance	942	$ 2,576
Forfeited nonvested account, amount used to reduce amount of employer matching contributions	33,879
Plan transfers, net	32,533
Plan transfers, net, loan balance	$ 8,329
Minimum
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	1.00%
Catch-up contribution, maximum annual compensation to total compensation, percentage	1.00%
Participant loan, interest rate	4.25%		3.25%
Maximum
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	100.00%
Catch-up contribution, maximum annual compensation to total compensation, percentage	100.00%
Participant loan, interest rate	9.50%		9.50%